Insurance Contracts - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of insurance revenue [line items]
Insurance contract liabilities	$ 176,018	$ 167,366
Bottom of range
Disclosure of analysis of insurance revenue [line items]
Margin	5.00%
Confidence Level	85.00%
Top of range
Disclosure of analysis of insurance revenue [line items]
Margin	20.00%
Confidence Level	90.00%